Other disclosures (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets1Member
IfrsStatementLineItems [Line Items]
Cash and reserves at the Central Bank of Brazil	R$ 10,657,125	R$ 10,851,016	R$ 15,835,124
Financial ssets/liabilities measured at fair value through profit or loss held for trading	5,895,720	2,587,588	27,012,315
Financial assets measured at fair value through other comprehensive income	17,114,102	17,102,273	17,062,156
Financial assets/liabilities measured at amortized cost	75,695,229	70,283,097	52,002,476
Total	109,362,176	100,823,974	111,912,070
Liabilities1Member
IfrsStatementLineItems [Line Items]
Cash and reserves at the Central Bank of Brazil
Financial ssets/liabilities measured at fair value through profit or loss held for trading	5,376,666	21,784,041	7,867,168
Financial assets measured at fair value through other comprehensive income
Financial assets/liabilities measured at amortized cost	117,277,231	86,184,330	118,142,613
Total	R$ 122,653,897	R$ 107,968,371	R$ 126,009,781